Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 58,274	$ 59,826
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	52,261	54,078
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	5,997	5,732
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 16	$ 16